Summary of Significant Accounting Policies (Details)		3 Months Ended	12 Months Ended
	Jun. 09, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash equivalents | $
Federal deposit insurance coverage | $		1,629,492	114,254
Uncertain tax positions | $		0	0
Unrecognized tax benefits | $
Accrued interest and penalties | $
Annualized amount | $		$ 50,000,000
Earnout term		5 years
Subject vesting shares (in Dollars per share) | $ / shares		$ 12
Vesting addition shares (in Dollars per share) | $ / shares		$ 14
Unrecognized stock-based compensation expense | $		$ 16,600,000
Common stock subject to possible redemption shares (in Shares)
Shares subject to possible redemption (in Shares)
Power & Digital Infrastructure Acquisition II Corp. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance coverage | $			$ 250,000
Unrecognized stock-based compensation expense | $			516,000	$ 516,000
Redemption price per share (in Dollars per share) | $ / shares	$ 10.37
Redemption balance in trust account | $			$ 114,641,527	$ 294,395,846
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)		49,063,770	32,731,583
Common stock shares outstanding (in Shares)		49,063,770	32,731,583
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption shares (in Shares)			10,608,178	28,750,000
Shares of common stock (in Shares)	18,141,822		18,141,822
Redemption price per share (in Dollars per share) | $ / shares			$ 10.37
Aggregate redemption amount | $	$ 188,132,132		$ 188,132,132
Shares subject to possible redemption (in Shares)			10,608,178	28,750,000
Number of classes of shares			2
Aggregate of shares (in Shares)			25,500,000
Class B Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)		4,759,642	4,759,642
Common stock shares outstanding (in Shares)		4,759,642	4,759,642
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)			7,187,500	7,187,500
Common stock shares outstanding (in Shares)			7,187,500	7,187,500
Number of classes of shares			2
Common Stock [Member] | Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption shares (in Shares)			10,608,178	28,750,000